FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST


                            Federated Investors Funds
                               4000 Ericsson Drive
                       Warrendale, Pennsylvania 15086-7561


                                 August 30, 2011



EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:    FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST (the "Fund")
                  Class A Shares
                  Institutional Shares
                  Institutional Service Shares
                1933 Act File No. 2-72277
                1940 Act File No. 811-3181

Dear Sir or Madam:

         Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated August 31, 2011, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 51 on August 29, 2011.

         If you have any questions regarding this certification, please contact me at (412) 288-7268

                                                    Very truly yours,



                                                    /s/ George F. Magera
                                                    George F. Magera
                                                    Assistant Secretary